Income taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%	35.00%
State and local income taxes, net of federal income tax benefit	0.90%	2.10%	1.80%
Foreign operations	2.40%	0.50%	(4.20%)
Tax credits	(3.20%)	(3.30%)	(3.70%)
Tax-exempt income	(0.70%)	(0.80%)	(1.90%)
Leverage lease adjustment	0.00%	0.00%	(1.40%)
FDIC Assessment	0.20%	0.50%	0.00%
Stock compensation	(0.40%)	(0.60%)	(1.10%)
U.S. tax legislation	0	(0.017)	(0.133)
Other – net	(0.20%)	0.40%	(0.40%)
Effective tax rate	20.00%	18.10%	10.80%